Condensed Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Total net revenues	$ 5	$ 68	$ 17	$ 259	$ 259	$ 1,273
Cost of revenues
Total cost of revenues	246	568	1,213	1,746	2,172	4,133
Gross loss	(241)	(500)	(1,196)	(1,487)	(1,913)	(2,860)
Operating expenses
Selling, general and administrative	4,211	4,695	11,285	18,154	24,533	45,302
Research and development	2,942	2,312	8,521	5,534	8,955	4,445
Total operating expenses	7,153	7,007	19,806	23,688	33,488	49,747
Operating loss	(7,394)	(7,507)	(21,002)	(25,175)	(35,401)	(52,607)
Other income (expense), net
Other income (expense), net	16	(8)	5	97
Interest income					129	1,038
Interest expense					41	71
Gain on extinguishment of PPP promissory note			2,023
Total other income (expense), net	16	(8)	2,028	97	88	967
Loss from continuing operations before income taxes	(7,378)	(7,515)	(18,974)	(25,078)	(35,313)	(51,640)
Income taxes					7	15
Loss from continuing operations	(7,378)	(7,515)	(18,974)	(25,078)	(35,320)	(51,655)
Discontinued operations (Note 3)
Income (loss) from discontinued operations (including gain on sale of $3,500 in 2021) before income taxes	3,080	(264)	2,191	(523)	(725)	(5,302)
Income (loss) from discontinued operations	3,080	(264)	2,191	(523)	(725)	(5,302)
Net loss	$ (4,298)	$ (7,779)	$ (16,783)	$ (25,601)	$ (36,045)	$ (56,957)
Net (loss) income per share, basic and diluted
Continuing operations	$ (1.15)	$ (3.15)	$ (4.23)	$ (19.32)	$ (20.79)	$ (98.20)
Discontinued operations	0.48	(0.11)	0.49	(0.40)	(0.43)	(10.08)
Total net loss per share, basic and diluted	$ (0.67)	$ (3.26)	$ (3.74)	$ (19.72)	$ (21.22)	$ (108.28)
Weighted average number of shares used in computing net income (loss) per share, basic and diluted	6,415	2,386	4,487	1,298	1,699	526
Product Sales [Member]
Net revenues
Total net revenues	$ 5	$ 66	$ 17	$ 254	$ 254	$ 1,255
Cost of revenues
Total cost of revenues	68	323	676	1,131	1,369	3,375
Service and Other [Member]
Net revenues
Total net revenues		2		5	5	18
Cost of revenues
Total cost of revenues	$ 178	$ 245	$ 537	$ 615	$ 803	$ 758